Appendix II - Operating Segments (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting
Revenues from external customers	€ 5,340,038	€ 5,098,691	€ 4,486,724
Profit/(Loss) for the segment	996,132	1,131,365	994,124
Finance result	(177,669)	(274,724)	(257,244)
Share of profit/(loss) of equity- accounted investee	60,166	(39,538)	(11,038)
Income tax expense	(169,639)	(168,459)	(131,436)
Consolidated profit for the year	708,990	648,644	594,406
Investment in equity-accounted investees	1,869,020	114,473	226,905
Assets	15,274,776	15,542,611	12,477,046
Liabilities	8,554,721	8,696,843	7,780,442
Other information:
Amortisation and depreciation	321,533	302,455	228,609
Additions for the year of property, plant & equipment, intangible assets and rights of use	454,369	1,175,072	316,677
Operating Segments
Segment Reporting
Revenues from external customers	5,340,038	5,098,691	4,486,724
Total operating income	5,340,038	5,098,691	4,486,724
Profit/(Loss) for the segment	1,179,818	1,300,801	1,156,653
Segment assets	12,212,911	12,638,606	10,847,654
Liabilities	1,869,425	1,938,462	1,068,786
Other information:
Amortisation and depreciation	301,249	282,807	219,339
Expenses that do not require cash payments	15,175	20,755	145,322
Additions for the year of property, plant & equipment, intangible assets and rights of use	347,191	1,101,528	296,882
Unallocated
Segment Reporting
Profit/(Loss) for the segment	(183,686)	(169,436)	(162,529)
Assets	1,192,845	2,789,532	1,402,487
Liabilities	6,685,296	6,758,381	6,711,656
Other information:
Amortisation and depreciation	20,284	19,648	9,270
Expenses that do not require cash payments	4,924	2,416	1,339
Additions for the year of property, plant & equipment, intangible assets and rights of use	107,178	73,544	19,795
Intersegments
Segment Reporting
Revenues from external customers	(53,107)	(52,176)	(41,154)
Total operating income	(53,107)	(52,176)	(41,154)
Profit/(Loss) for the segment	4,428	(3,094)	(5,764)
Segment assets	(26,773)	(32,892)	(29,281)
Bioscience
Segment Reporting
Share of profit/(loss) of equity- accounted investee			2,839
Investment in equity-accounted investees		10,368	99,547
Bioscience | Operating Segments
Segment Reporting
Revenues from external customers	4,242,502	3,993,462	3,516,704
Total operating income	4,242,502	3,993,462	3,516,704
Profit/(Loss) for the segment	949,989	1,079,216	902,402
Segment assets	7,975,667	8,416,922	6,928,220
Liabilities	1,222,664	1,371,352	764,377
Other information:
Amortisation and depreciation	201,087	196,335	156,893
Expenses that do not require cash payments	38,955	43,524	172,648
Additions for the year of property, plant & equipment, intangible assets and rights of use	289,062	868,103	220,531
Hospital | Operating Segments
Segment Reporting
Revenues from external customers	118,675	134,441	119,454
Total operating income	118,675	134,441	119,454
Profit/(Loss) for the segment	(12,504)	(8,674)	(12,587)
Segment assets	257,360	274,250	250,543
Liabilities	32,179	53,441	32,767
Other information:
Amortisation and depreciation	12,443	11,686	10,819
Expenses that do not require cash payments	529	(289)	297
Additions for the year of property, plant & equipment, intangible assets and rights of use	11,548	62,298	15,354
Diagnostic
Segment Reporting
Share of profit/(loss) of equity- accounted investee		(19,794)	(10,975)
Investment in equity-accounted investees			19,256
Diagnostic | Operating Segments
Segment Reporting
Revenues from external customers	775,889	733,604	702,265
Total operating income	775,889	733,604	702,265
Profit/(Loss) for the segment	215,793	215,828	215,990
Segment assets	3,371,125	3,676,011	3,526,136
Liabilities	372,461	351,799	230,517
Other information:
Amortisation and depreciation	63,053	52,224	44,030
Expenses that do not require cash payments	(21,335)	(22,873)	(27,651)
Additions for the year of property, plant & equipment, intangible assets and rights of use	34,516	103,911	58,064
Bio supplies
Segment Reporting
Share of profit/(loss) of equity- accounted investee			3,039
Investment in equity-accounted investees	46,782	49,922	47,742
Bio supplies | Operating Segments
Segment Reporting
Revenues from external customers	224,090	266,540	167,004
Total operating income	224,090	266,540	167,004
Profit/(Loss) for the segment	19,871	16,246	36,824
Segment assets	251,551	226,814	117,673
Liabilities	120,787	126,289	6,427
Other information:
Amortisation and depreciation	21,846	20,415	5,656
Expenses that do not require cash payments	3	393	28
Additions for the year of property, plant & equipment, intangible assets and rights of use	10,915	65,448	2,050
Others
Segment Reporting
Share of profit/(loss) of equity- accounted investee	60,166	(19,744)	(5,941)
Investment in equity-accounted investees	1,822,238	54,183	60,360
Others | Operating Segments
Segment Reporting
Revenues from external customers	31,989	22,820	22,451
Total operating income	31,989	22,820	22,451
Profit/(Loss) for the segment	2,241	1,279	19,788
Segment assets	383,981	77,501	54,363
Liabilities	121,334	35,581	34,698
Other information:
Amortisation and depreciation	2,820	2,147	1,941
Expenses that do not require cash payments	(2,977)
Additions for the year of property, plant & equipment, intangible assets and rights of use	€ 1,150	€ 1,768	€ 883